Significant Accounting Policies (Schedule Of Fair Value Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	$ 1,002	$ 102
Total financial liabilities	158	2,690
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,002	102
Total financial liabilities	158	2,690
Options [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets		16
Total financial liabilities		1,033
Options [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets		16
Total financial liabilities		1,033
Forwards [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,002	86
Total financial liabilities	158	1,657
Forwards [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	1,002	86
Total financial liabilities	$ 158	$ 1,657